CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Revenue (License fees and royalties)	$ 218,184	$ 153,688	$ 273,869	$ 307,376	$ 506,419	$ 725,044	$ 1,415,979
Cost of Revenue	15,609	281,500	31,218	304,400	343,950	216,600	500,899
Gross profit (loss)	202,575	(127,812)	242,651	2,976	162,469	508,444	915,080
Operating expenses:
Research and development	2,068,098	1,532,271	4,508,640	3,007,044	10,021,863	8,439,343	3,531,540
Grant reimbursements	0	0	0	0	(68,639)	(977,917)	(136,840)
General and administrative expenses	2,612,471	1,951,728	5,631,476	5,149,254	11,025,459	15,506,191	3,439,085
Change in estimate of accrued liabilities	0	0	0	0	0	(1,263,009)	0
Loss on settlement of litigation	0	0	0	294,144	294,144	11,132,467	4,903,949
Total operating expenses	4,680,569	3,483,999	10,140,116	8,450,442	21,272,827	32,837,075	11,737,734
Loss from operations	(4,477,994)	(3,611,811)	(9,897,465)	(8,447,466)	(21,110,358)	(32,328,631)	(10,822,654)
Interest income	4,508	10,765	9,585	22,549	35,114	16,724	4,661
Interest expense and late fees	(275,292)	(272,171)	(547,616)	(953,881)	(1,510,693)	(11,726,120)	(9,190,807)
Finance cost	3,555,254	(245,734)	3,671,081	(2,871,609)	(60,834,170)	(4,332,277)	(1,705,691)
Fines and penalties	(3,500,000)	0	(3,500,000)	0	0	0	0
Adjustments to fair value of derivatives	734,081	(701,198)	592,481	4,088,221	11,444,988	(6,209,898)	23,103,668
Gain (loss) on disposal of fixed assets	0	0	0	0	0	9,500	0
Gain on forgiveness of debt	0	0	0	0	0	197,370	598,425
Loss on extinguishment of convertible debentures and note	0	0	0	0	0	0	(8,200,984)
Charges related to repricing derivative liabilities	0	0	0	0	0	0	(30,316,708)
Loss on warrant re-pricing	0	0	0	0	0	0	(83,680)
Losses attributable to equity method investment	0	0	0	0	(820,000)	0	(144,438)
Total non-operating income (expense)	518,551	(1,208,338)	225,532	285,280	(51,684,761)	(22,044,701)	(25,935,554)
Loss before provision for income tax	(3,959,443)	(4,820,149)	(9,671,933)	(8,162,186)	(72,795,119)	(54,373,332)	(36,758,208)
Provision for income tax	0	0	0	0	0	0	0
Net loss	$ (3,959,443)	$ (4,820,149)	$ (9,671,933)	$ (8,162,186)	$ (72,795,119)	$ (54,373,332)	$ (36,758,208)
Weighted average shares outstanding : Basic and diluted (in Shares)	2,076,212,012	1,543,519,167	2,010,442,657	1,510,945,682	1,582,095,095	1,218,190,921	521,343,094
Loss per share: Basic and diluted (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ (0.05)	$ (0.04)	$ (0.07)